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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [ ]; Amendment Number:-

This Amendment (Check  only one.):   [ ] is a restatement.

                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Kleinwort Benson Group Limited

Address:  30 Gresham Street

          London EC2V 7PG

          United Kingdom

Form 13F File Number: First filing.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Dr Rudiger Schmid-Kuhnhofer

Title: Chief Operating Officer and General Counsel of RHJ International SA, acting under authority granted by Kleinwort Benson Group Limited

Phone: + 44 203 207 7284

Signature, Place, and Date of Signing:

/s/ DR RUDIGER SCHMID-KUHNHOFER Zurich, Switzerland, 8 April 2011
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[Signature] [City , State] [Date]

Report Type (Check  only one.):

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[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number Name

*  RHJ International SA

*   File Number not yet available

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